Own Shares - Summary of Own Shares (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Of Changes In Equity [Abstract]
Treasury shares held at cost	46,224,966	7,690,097
Aggregate nominal value of treasury shares held at cost	£ 2	£ 0
Shares held in employee share ownership trust	12,855,378	14,303,068
Aggregate nominal value of shares held in employee share ownership trust	£ 1	£ 1
Repurchase of ordinary share capital	221	206
Proceeds from issue of own shares	£ 53	£ 70	£ 90